Nabil Sabki
To Call Writer Directly:
      312 861-2369
   nsabki@kirkland.com                                         Fax: 312 660-0945




                                  March 3, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re:      Light Revolution Fund, Inc.
                           (Registration Nos. 333-45509; 811-8535)

Dear Ladies and Gentlemen:

         In lieu of filing the form of Prospectus and the form of Statement of Additional Information which will be used by the Fund after the effective date of Post-Effective Amendment No. 9 to the Fund's Registration Statement on Form N-1A as required by Rule 497(c) under the Securities Act of 1993, as amended (the "Act"), in accordance with Rule 497(j) under the Act, we hereby provide you with notice that (i) the form of Prospectus and the form of Statement of Additional Information that would have been filed under Rule 497(c) for the Fund would not have differed from the Prospectus and Statement of Additional Information contained in the Fund's Post-Effective Amendment No. 9, and (ii) the text of the Fund's Post-Effective Amendment No. 9 was filed electronically on February 25, 2005 (with an effective date of February 25, 2005).

         Please do not hesitate to contact me if you have any questions regarding this letter.

                                                         Very truly yours,

                                                         KIRKLAND & ELLIS LLP

                                                         /s/ Nabil Sabki

                                                         Nabil Sabki